Significant Accounting policies, Adoption of New and Revised International Financial Reporting Standards, Impact of IFRS 15 Continuing and Discontinued Operation (Details) - USD ($) $ in Millions	12 Months Ended			18 Months Ended
	Oct. 31, 2019	Apr. 30, 2017	[1]	Oct. 31, 2018
Impact on Continuing and Discontinued Operations [Abstract]
Amortized contract costs	$ 10.2	$ 0.0		$ 0.0
Capitalized costs	31.4			0.0
IFRS 15 [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Amortized contract costs	10.2
Capitalized costs	31.4
Net increase in profit before tax	21.2
IFRS 15 [Member] | Increase / (Decrease) in Opening Retained Earnings [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Impact on opening retained earnings				52.4
IFRS 15 [Member] | Increase / (Decrease) in Opening Retained Earnings [Member] | Cost of Obtaining Customer Contracts [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Impact on opening retained earnings				64.7
IFRS 15 [Member] | Increase / (Decrease) in Opening Retained Earnings [Member] | Rebillable Expenses [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Impact on opening retained earnings				0.0
IFRS 15 [Member] | Increase / (Decrease) in Opening Retained Earnings [Member] | Consideration Payable to customer [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Impact on opening retained earnings				5.0
IFRS 15 [Member] | Increase / (Decrease) in Opening Retained Earnings [Member] | Deferred Tax [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Impact on opening retained earnings				$ (17.3)
IFRS 15 [Member] | Increase / (Decrease) in Revenue, Continuing Operations [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Impact on opening retained earnings	16.1
IFRS 15 [Member] | Increase / (Decrease) in Revenue, Continuing Operations [Member] | Cost of Obtaining Customer Contracts [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Impact on opening retained earnings	0.0
IFRS 15 [Member] | Increase / (Decrease) in Revenue, Continuing Operations [Member] | Rebillable Expenses [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Impact on opening retained earnings	2.4
IFRS 15 [Member] | Increase / (Decrease) in Revenue, Continuing Operations [Member] | Consideration Payable to customer [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Impact on opening retained earnings	13.7
IFRS 15 [Member] | Increase / (Decrease) in Revenue, Continuing Operations [Member] | Deferred Tax [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Impact on opening retained earnings	0.0
IFRS 15 [Member] | Increase / (Decrease) in Operating Expenses, Continuing Operations [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Impact on opening retained earnings	(6.0)
IFRS 15 [Member] | Increase / (Decrease) in Operating Expenses, Continuing Operations [Member] | Cost of Obtaining Customer Contracts [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Impact on opening retained earnings	(21.2)
IFRS 15 [Member] | Increase / (Decrease) in Operating Expenses, Continuing Operations [Member] | Rebillable Expenses [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Impact on opening retained earnings	2.4
IFRS 15 [Member] | Increase / (Decrease) in Operating Expenses, Continuing Operations [Member] | Consideration Payable to customer [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Impact on opening retained earnings	12.8
IFRS 15 [Member] | Increase / (Decrease) in Operating Expenses, Continuing Operations [Member] | Deferred Tax [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Impact on opening retained earnings	0.0
IFRS 15 [Member] | Increase / (Decrease) in Profit Before Tax [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Impact on opening retained earnings	22.1
IFRS 15 [Member] | Increase / (Decrease) in Profit Before Tax [Member] | Cost of Obtaining Customer Contracts [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Impact on opening retained earnings	21.2
IFRS 15 [Member] | Increase / (Decrease) in Profit Before Tax [Member] | Rebillable Expenses [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Impact on opening retained earnings	0.0
IFRS 15 [Member] | Increase / (Decrease) in Profit Before Tax [Member] | Consideration Payable to customer [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Impact on opening retained earnings	0.9
IFRS 15 [Member] | Increase / (Decrease) in Profit Before Tax [Member] | Deferred Tax [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Impact on opening retained earnings	0.0
IFRS 15 [Member] | Profit/(loss) from Discontinued Operation (Attributable to Equity Shareholders of the Company) [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Impact on opening retained earnings	(30.6)
IFRS 15 [Member] | Profit/(loss) from Discontinued Operation (Attributable to Equity Shareholders of the Company) [Member] | Cost of Obtaining Customer Contracts [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Impact on opening retained earnings	(35.4)
IFRS 15 [Member] | Profit/(loss) from Discontinued Operation (Attributable to Equity Shareholders of the Company) [Member] | Rebillable Expenses [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Impact on opening retained earnings	0.0
IFRS 15 [Member] | Profit/(loss) from Discontinued Operation (Attributable to Equity Shareholders of the Company) [Member] | Consideration Payable to customer [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Impact on opening retained earnings	(5.0)
IFRS 15 [Member] | Profit/(loss) from Discontinued Operation (Attributable to Equity Shareholders of the Company) [Member] | Deferred Tax [Member]
Impact on Continuing and Discontinued Operations [Abstract]
Impact on opening retained earnings	$ 9.8

[1]	The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 37)